Relationships with Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Remuneration of Key Management Informations
Remuneration of key management
Key management consists of the members of the Executive Committee and the entities controlled by any of them.

	As at December 31,
	2021	2020	2019
Number of Executive Committee members	7	6	6

(€’000)	For the year ended 31 December
	2021	2020	2019
Short term employee benefits [1]	1 866	1 349	1 112
Post employee benefits	45	34	26
Share-based compensation	928	1 110	1 005
Other employment costs [2]	148	110	75
Management fees	1 163	1 335	1 789

Total benefits	4 150	3 939	4 006

Executive Committee outstanding fees payables (in ‘000€)	844	660	—

(1)	Include salaries, social security, bonuses, lunch vouchers
(2)	Company cars

As at 31 December,
	2021	2020	2019
Number of warrants granted	395 000	220 000	136 500
Number of warrants lapsed	(30 000)	(20 000)	—
Cumulative outstanding warrants	921 000	556 000	295 500
Exercised warrants	—	—	—

Summary of Transactions with Related Parties
Transactions with
non-executive
directors

	For the year ended 31 December,
(€’000)	2021	2020	2019
Share-based compensation	337	396	430
Management fees	373	366	429

Total benefits	710	762	859

Non-executive directors outstanding fees payables (in ‘000€)	93	94	210

As at 31 December,
	2021	2020	2019
Number of warrants granted	150 000	80 000	100 000
Number of warrants lapsed	—	30 000	5 000
Number of exercised warrants	—	—	—
Cumulative outstanding warrants	340 000	220 000	190 000